ORGANIZATION	12 Months Ended
Dec. 31, 2017
ORGANIZATION [Abstract]
ORGANIZATION
1.	ORGANIZATION

Hanwha Q CELLS Co., Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on June 12, 2006 and its principal activity is investment holding. The Company through its subsidiaries is principally engaged in the development, manufacturing and sales of photovoltaic (“PV”) products and providing services for the development and installation of ground-mounted and commercial rooftop PV systems.

On February 6, 2015, the Company acquired a 100% equity interest in Hanwha Q CELLS Investment Co., Ltd. (“Q CELLS”) and its subsidiaries from Hanwha Solar Holdings Co., Ltd. (“Hanwha Solar”), a wholly owned subsidiary of Hanwha Chemical Corporation (“Hanwha Chemical”), in an all-stock transaction (the “Transaction”) as disclosed in Note 3, Reverse Acquisition. Q CELLS was formed on September 12, 2012. Q CELLS Group’s business activities commenced in 2012 with the acquisition of the former Q-Cells SE, a manufacturer of solar cells and modules, in a business combination which was completed on October 16, 2012.

Concurrent with the completion of the acquisition of Q CELLS, the Company changed its name from Hanwha SolarOne Co., Ltd. to Hanwha Q CELLS Co., Ltd. The Company together with its subsidiaries listed below are referred to as the “Group” hereinafter.

The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2017:

Name of the entity	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership		Principal activities
			2017	2016
Hanwha Q CELLS Investment Co., Ltd.	September 12, 2012	Cayman Islands	100%	100%	Investment holding

Hanwha Q CELLS GmbH	May 3, 2012	Germany	100%	100%	Sales of PV products and downstream operations

Hanwha Q CELLS Malaysia Sdn. Bhd.	March 21, 2008	Malaysia	100%	100%	Manufacturing and sales of PV products

Hanwha Q CELLS Chile SpA	March 14, 2014	Chile	100%	100%	Sales of PV products and downstream operations

Hanwha Q CELLS Günes Enerjisi A.S	March 13, 2014	Turkey	100%	100%	Sales of PV products and downstream operations

Hanwha Q CELLS Australia Pty Ltd.	December 14, 2009	Australia	100%	100%	Sales of PV products

Hanwha Q CELLS Corp.	December 19, 2014	Korea	100%	100%	Sales of PV products

Hanwha Q CELLS Hong Kong Limited	May 16, 2007	Hong Kong	100%	100%	Investment holding and sales of PV products

Name of the entity	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership		Principal activities
			2017	2016
Hanwha Q CELLS (Qidong) Co., Ltd.	August 27, 2004	PRC	100%	100%	Manufacturing and sales of PV products

Hanwha Q CELLS America Inc.	September 18, 2007	United States	100%	100%	Sales of PV products

Hanwha Q CELLS Canada Inc.	April 26, 2012	Canada	100%	100%	Sales of PV products

Hanwha SolarOne (Shanghai) Co., Ltd.	March 29, 2006	PRC	100%	100%	Sales of PV products

Hanwha Q CELLS Technology Co., Ltd.	August 1, 2007	PRC	100%	100%	Manufacturing of silicon ingots